Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Deficit (Parenthetical) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Payments of Stock Issuance Costs	$ 89
Redeemable Convertible Preferred Stock [Member]
Payments of Stock Issuance Costs	$ 100